STOCK BASED COMPENSATION (Details) - Stock options outstanding that were not granted under the 2003 Share Plan or the 2010 Share Plan (USD $)	9 Months Ended
Jul. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number	0
Range Of Exercise Prices 0. 195 To 0. 235 [Member] | Stock Options Not Granted Under 2003 Share Plan or 2010 Share Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number	44,500,000
Options Outstanding, Weighted Average Remaining Contractual Life	8 years 58 days
Options Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 0.22
Options Exercisable, Number	27,439,614
Options Exercisable, Weighted Average Remaining Contractual Life	8 years 62 days
Options Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 0.22